As filed with the Securities and Exchange Commission on May 17, 2011

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 93	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 95	☒

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP 200 Clarendon Street – 27th Floor Boston, MA 02116

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b)
☐	on pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Index to Exhibits is located at page C-2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 17th day of May 2011.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	May 17, 2011

David G. Van Hooser

/s/ Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	May 17, 2011

Anmarie S. Kolinski

/s/ Donna J. Dean*	Trustee	May 17, 2011

Donna J. Dean

/s/ John P. Gould*	Trustee	May 17, 2011

John P. Gould

/s/ Randall A. Hack*	Trustee	May 17, 2011

Randall A. Hack

/s/ Rodger F. Smith*	Trustee	May 17, 2011

Rodger F. Smith

/s/ Raymond J. Ball*	Trustee	May 17, 2011

Raymond J. Ball

C-1

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

C-2